EQUITY (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Jun. 09, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		15,000,000		15,000,000	15,000,000
Common stock, par value		$ 0.01		$ 0.01	$ 0.01
Common stock, shares issued		9,062,500		15,000,000	15,000,000
Common stock, shares outstanding		9,062,500		15,000,000	15,000,000
Additional paid in capital		$ 3,791,673		$ (142,702)	$ (143,318)
Stock Issued During Period, Value, New Issues				$ 616	$ (7,322)
[custom:SubscriptionReceivable]		$ 75,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		267,500
Stock Issued During Period, Value, New Issues		$ 2,000,000
Shares Issued, Price Per Share		$ 2.00
Legal Fees		$ 495,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		75,000
Stock Issued During Period, Value, New Issues		$ 150,000
Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:SubscriptionReceivable]	$ 75,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services		1,650,000
Stock Issued During Period, Value, New Issues		$ 3,300,000
Stock Issued		$ 80,000
Shares Issued, Price Per Share		$ 2
Restricted Stock [Member] | Non-refundable Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues		$ 40,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares cancelled		7,880,000
Additional paid in capital		$ 78,800
Board of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		995,000